CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Net earnings	$ 504,961	$ 479,196	$ 399,776
Other comprehensive (loss) income, net of tax:
Foreign currency translation	2,774	1,094	5,548
Pension and other benefits	(143,282)	3,060	(11,140)
Deferred hedging	(7,527)	(3,476)	33,372
Total Other Comprehensive (Loss) Income	(148,035)	678	27,780
Comprehensive Income	356,926	479,874	427,556
Less: Comprehensive income attributable to noncontrolling interest	4,962	5,252	4,269
Comprehensive Income Attributable to Hormel Foods Corporation	$ 351,964	$ 474,622	$ 423,287